As filed with the Securities and Exchange Commission on September 24, 2002
                                        Registration Nos.: 333-52956; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ( )
                         PRE-EFFECTIVE AMENDMENT NO.                   ( )
                                      -----
                         POST-EFFECTIVE AMENDMENT NO. 5                (X)
                                     ------
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                     ( )
                                Amendment No. 16                       (X)
                                     -------
                        (Check appropriate box or boxes)

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering:  Upon effective date of this
                                               Registration Statement.

It is proposed that this filing will become effective (check appropriate space)

   X       Immediately upon filing pursuant to paragraph (b) of Rule 485.
 -----     On -------------, pursuant to paragraph (b) of Rule 485.
 -----     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
 -----     On  ------------, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

----- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  flexible premium deferred variable annuity contracts.

This post-effective amendment no. 5 to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement (post-effective amendment no. 3) with a supplement to the prospectus, dated May 1, 2002. This post-effective amendment no. 5 modifies the disclosure filed pursuant to post-effective amendment no. 4 filed September 19, 2002 (Accession No. 0001007286-02-000026). This post-effective amendment no. 5 relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as expressly provided in the supplement.

                          SCHWAB SIGNATURE(TM) ANNUITY
              Issued by Great-West Life & Annuity Insurance Company
                        Variable Annuity-1 Series Account
                   Supplement dated September 30, 2002 to the
                   Prospectus for the Schwab Signature Annuity
                                dated May 1, 2002

On Page 1 of the prospectus, delete the last sentence under the heading "Overview," and replace it with the following:

The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. ("Schwab"); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.

On page 22 under the heading "Charges and Deductions," please add the following to the end of the last sentence:

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

On Page 1 of the prospectus, effective September 30, 2002, the PIMCO VIT High Yield Sub-Account and the AllianceBernstein VP Utility Income Sub-Account will be added as new investment options under your Contract. As a result, please note the following changes to your prospectus and retain this supplement for future reference.

On Page 1 of the prospectus, the following should be added to the list of
Portfolios:

o        AllianceBernstein Utility Income Portfolio - Class A Shares
o        PIMCO High Yield Portfolio-Administrative Class

On Page 8 under the heading "Portfolio Annual Expenses," please add the following:

                                                                                     Total                     Total
                                                                                   Portfolio                 Portfolio
Portfolio                                   Management       Other     12b-1       expenses    Total Fee     expenses
                                               Fees         expenses     fees     before fee    Waivers      after fee
                                                                                    waivers                   waivers
----------------------------------------- ---------------- ----------- ---------- ------------ ----------- --------------
AllianceBernstein VP Utility Income            0.75%       0.27%       None          1.02%        N/A          1.02%
PIMCO VIT High Yield1                          0.25%       0.51%       None          0.76%       0.01%         0.75%

1 For the PIMCO VIT High Yield Portfolio, PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed 0.75%, due to the payment of organization expenses and Trustees' fees. Under the Expense Limitation Agreement, PIMCO may recoup this waiver and reimbursement in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

On Page 9 under the heading "Fee Examples," please add the following:

If you retain, annuitize or surrender the Contract at the end of the applicable time period, you would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return on assets. This example assumes no Premium Taxes have been assessed.

Investment Division                         1 Year            3 Year            5 Year           10 Year
-------------------                         ------            ------            ------           -------
AllianceBernstein VP Utility Income          $18               $58               $105             $257
PIMCO VIT High Yield                         $15               $49               $89              $220

On Page 11 under the heading "Alliance Variable Products Series Fund, Inc.," please add the following:

AllianceBernstein VP Utility Income Portfolio seeks current income and capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests primarily in income-producing securities. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net asset in convertible securities.

On Page 13 please add the following:

PIMCO Variable Insurance Trust - advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment object by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be investment in investment grade fixed income instruments. The average portfolio duration normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 25% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage-or asset-backed securities.

On Page 28 under the heading "Performance Data," please add the table on the attached page 2.

Because the AllianceBernstein Utility Income and the PIMCO VIT High Yield Sub-Accounts are new investment options under your Contract, there is no Sub-Account performance information to report. However, the funds in which the Sub-Accounts invest have been in existence since May 10,1994 and April 30, 1998, the funds do have a performance history. Accordingly, the information below illustrates how these Sub-Accounts would have performed had it been available under your Contract for the time periods shown ended December 31, 2001, using the Portfolios' average annual total return and reflecting the deduction of all fees and charges under your Contract. Please remember that past performance is no guarantee of future results.


Sub-Account                                   1          3          5      Since        Inception    Since Inception    Inception
                                             Year      Years      Years    Inception    Date of      of Underlying      Date of
                                                                           of           Sub-Account  Portfolio (if      Underlying
                                                                           Sub-Account               less than 10       Portfolio
                                                                                                      years)
AllianceBernstein VP Utility Income        -23.02%      0.33%     9.18%      N/A          N/A          9.39%              5/10/1994
PIMCO VIT High Yield                         1.64%      0.78%     N/A        N/A          N/A          0.99%              4/30/1998

Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. As a result, the total return and yield of a junk bond can be expected to fluctuate more than the total return and yield of high quality bonds and the potential loss is significantly greater.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 23rd day of September, 2002.

                                  VARIABLE ANNUITY-1 SERIES ACCOUNT
                                  (Registrant)


                                  By:      /s/ William T. McCallum
                                           William T. McCallum, President
                                           and Chief Executive Officer of
                                           Great-West Life & Annuity
                                           Insurance Company


                                  GREAT-WEST LIFE & ANNUITY
                                  INSURANCE COMPANY
                                  (Depositor)


                                  By:      /s/ William T. McCallum
                                           William T. McCallum, President
                                           and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                             Date


/s/ Robert Gratton*                                                             9/23/02
Director and Chairman of the Board,
Robert Gratton


/s/ William T. McCallum                                                         9/23/02
Director, President and Chief Executive
Officer, William T. McCallum


/s/ Mitchell T.G. Graye                                                         9/23/02
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye


/s/ James Balog*                                                                9/23/02
Director, James Balog


/s/ James W. Burns*                                                             9/23/02
Director, James W. Burns

Signature and Title                                                             Date



/s/ Orest T. Dackow*                                                            9/23/02
Director, Orest T. Dackow



Director, Andre Desmarais


/s/ Paul Desmarais, Jr. *                                                       9/23/02
Director, Paul Desmarais, Jr.


/s/ Kevin P. Kavanagh*                                                          9/23/02
Director, Kevin P. Kavanagh


/s/ William Mackness*                                                           9/23/02
Director, William Mackness


/s/ Jerry E.A. Nickerson*                                                       9/23/02
Director, Jerry E.A. Nickerson


/s/ P. Michael Pitfield*                                                        9/23/02
Director, P. Michael Pitfield


/s/ Michel Plessis-Belair *                                                     9/23/02
Director, Michel Plessis-Belair


/s/ Brian E. Walsh*                                                             9/23/02
Director, Brian E. Walsh



*By:      /s/ D.C. Lennox                                                       9/23/02
         D. C. Lennox
Attorney-in-Fact pursuant to Powers of Attorney are incorporated by reference to
Registrant's Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 12, 2002.
